Taxation - Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross Amount
Unrecognized deferred tax assets [Line Items]
Deductible temporary difference	$ 274,227	$ 353,323
Tax losses	7,815	13,681
Tax credits	238	468
Total	282,280	367,472
Tax Effected
Unrecognized deferred tax assets [Line Items]
Deductible temporary difference	72,887	83,741
Tax losses	2,621	3,849
Tax credits	238	468
Total	$ 75,746	$ 88,058